Pensions and other postretirement benefits (Details 7) - Pensions [Member] - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation	CAD 743	CAD 646
Accumulated benefit obligation	656	585
Fair value of plan assets	CAD 274	CAD 246